Limitation on corecivic stock elections and transfers into corecivic stock - Additional Information (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan Limitation On Corecivic Stock Elections And Transfers Into Corecivic Stock [Line Items]
Employee Benefit Plan Newly Contribution Plan Percentage	10.00%
Employee Benefit Plan Newly Contribution Plan Common Stock Percentage	10.00%